Share-based payment plans (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangements [Abstract]
Breakdown of share-based payments expenses on entity's profit or loss
The breakdown is as follows:

	Year ended December 31,
	2023	2024	2025
	(in thousands)
Cost of revenue	$131	$84	$20
Research and development	$2,019	$718	$761
Sales and marketing	$1,397	$946	$494
General and administrative	$3,557	$2,342	$1,736
Total	$7,104	$4,090	$3,011

Summary of movement in number and WAEP of stock options
The following table illustrates the number of shares (ADS equivalents are not presented) and weighted average exercise prices (WAEP) of, and movements in, stock options and warrants during the period:

	December 31,
	2023		2024		2025
	Number	WAEP	Number	WAEP	Number	WAEP
Outstanding at January 1,	5,868,521	$1.51	6,811,814	$1.27	9,422,814	$0.82
Granted during the year	1,500,000	$0.54	3,520,912	$0.15	2,520,000	$0.15
Forfeited during the year	(111,887)	$1.70	(228,634)	$2.04	(85,580)	$1.08
Exercised during the year	—	$—	—	$—	—	$—
Expired during the year	(444,820)	$1.89	(681,278)	$1.49	(815,114)	$1.71
Outstanding at period end	6,811,814	$1.27	9,422,814	$0.82	11,042,120	$0.60
Of which, warrants for consultants equivalent to employees	724,288	$1.05	1,707,200	$0.57	1,667,120	$0.55
Exercisable at period end	5,420,965	$1.44	6,142,512	$1.17	8,009,667	$0.77
Of which, warrants for consultants equivalent to employees	438,739	$1.28	796,307	$0.92	1,154,967	$0.70
The following table illustrates the number of, and movements in, restricted shares awards (RSA) based on the number of ordinary shares (ADS equivalents are not presented) during the period:

	December 31,
	2023	2024	2025
Outstanding at January 1,	16,752,551	13,105,349	25,726,711
Granted during the year	2,640,460	21,432,152	3,580,000
Forfeited during the year	(686,092)	(3,807,502)	(1,388,638)
Vested during the year	(5,601,570)	(5,003,288)	(8,919,980)
Outstanding at period end	13,105,349	25,726,711	18,998,093

Fair value assumptions for determining value of the grants	The following table lists the inputs to the models used for determining the value of the grants made for the years ended December 31, 2023, 2024 and 2025:

	December 31,
	2023	2024	2025
Dividend yield (%)	—	—	—
Expected volatility (%)	59	58 to 62	63
Risk–free interest rate (%)	2.5	4.35 to 4.75	3.97
Assumed annual lapse rate of awards (%)	20 for all except 2 for warrants and a limited group of beneficiaries	20 for all except 2 for warrants and a limited group of beneficiaries	15 for all except 2 for warrants and a limited group of beneficiaries
Sell price multiple (applied to exercise price)	2	2	2
Weighted average share price ($)	0.86	0.21	0.14
Model used	Binomial	Binomial	Binomial

Fair value assumptions for determining value of the grants	The following table lists the inputs to the models used for determining the value of the grants made for the years ended December 31, 2023, 2024 and 2025:

	December 31,
	2023	2024	2025
Dividend yield (%)	—	—	—
Expected volatility (%)	59	58 to 62	63
Risk–free interest rate (%)	2.5	4.35 to 4.75	3.97
Assumed annual lapse rate of awards (%)	20 for all except 2 for warrants and a limited group of beneficiaries	20 for all except 2 for warrants and a limited group of beneficiaries	15 for all except 2 for warrants and a limited group of beneficiaries
Sell price multiple (applied to exercise price)	2	2	2
Weighted average share price ($)	0.86	0.21	0.14
Model used	Binomial	Binomial	Binomial